Hedge Accounting (Tables)	12 Months Ended
Dec. 31, 2025
Hedge Accounting [Abstract]
Schedule of Changes in Other Comprehensive Income Related to Hedge Accounting

The following table summarizes the changes in other comprehensive income related to hedge accounting, during the year ended December 31, 2025:

December 31,
2025

Balance as of January 1, 2025	1,868
Gain arising on changes in fair value of hedging instruments	11,902
Income tax related to gains recognized in other comprehensive income	(1,428)
Gain reclassified to profit or loss	(7,842)
Income tax related to amount reclassified to profit or loss	941
Balance as of December 31, 2025	5,441
December 31,
2024

Balance as of January 1, 2024	-
Gain arising on changes in fair value of hedging instruments	2,715
Income tax related to gains recognized in other comprehensive income	(326)
Gain reclassified to profit or loss	(592)
Income tax related to amount reclassified to profit or loss	71
Balance as of December 31, 2024	1,868

Schedule of hedging instruments on the statement of financial position

The impact of hedging instruments on the statement of financial position is, as follows:

	Notional amount	Carrying amount	Line item in the statement of financial position

As of 31 December, 2025
Foreign exchange forwards contracts	55,000	6,183	Other receivables and prepaid expenses

	Notional amount	Carrying amount	Line item in the statement of financial position

As of 31 December, 2024
Foreign exchange forwards contracts	97,000	2,246	Other receivables and prepaid expenses